Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.44%
Education Revenue Bonds — 14.18%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,526,735
Series C 4.00% 3/1/47	1,065,000	1,037,534
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project) 144A 5.00% 7/1/36 #	1,250,000	1,256,412
(Science Technology Engineering and Math School Project) 5.00% 11/1/54	1,500,000	1,372,815
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,268,794
(Aspen View Academy Project)
4.00% 5/1/51	500,000	395,545
4.00% 5/1/61	750,000	564,863
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	482,335
Series A 144A 5.25% 7/1/46 #	1,350,000	1,247,548
(Charter School - Skyview Academy Project) 144A 5.50% 7/1/49 #	870,000	850,112
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,208
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,000,800
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	786,448
144A 5.00% 12/1/55 #	1,000,000	810,390
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,000,170
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	450,090
5.00% 12/1/42	540,000	521,888
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	500,000	471,915
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	705,362
(Science Technology Engineering and Math School Project) 5.00% 11/1/44	890,000	848,259
(Skyview Academy Project) 144A 5.375% 7/1/44 #	860,000	842,662
NQ- 339 [1123] 0124 (3318240)    1

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	$ 403,184
Series A 4.00% 3/1/36	550,000	552,910
(University of Lab Charter School) 144A 5.00% 12/15/45 #	500,000	500,720
(Vail Mountain School Project)
4.00% 5/1/46	80,000	66,686
5.00% 5/1/31	1,000,000	1,017,340
University of Colorado
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	4,250,000	4,136,015
		28,268,740
Electric Revenue Bonds — 3.65%
Colorado Utilities System Refunding Revenue
Series A 4.00% 11/15/50	2,035,000	1,970,490
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,765,821
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,000,000	1,033,140
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	1,000,000	1,049,240
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	42,925
Series AAA 5.25% 7/1/25 ‡	95,000	23,988
Series CCC 5.25% 7/1/27 ‡	705,000	178,012
Series WW 5.00% 7/1/28 ‡	660,000	166,650
Series WW 5.25% 7/1/33 ‡	210,000	53,025
Series WW 5.50% 7/1/17 ‡	460,000	115,000
Series WW 5.50% 7/1/19 ‡	360,000	90,000
Series XX 4.75% 7/1/26 ‡	105,000	26,513
Series XX 5.25% 7/1/40 ‡	1,840,000	464,600
Series XX 5.75% 7/1/36 ‡	365,000	92,162
Series ZZ 4.75% 7/1/27 ‡	85,000	21,463
Series ZZ 5.00% 7/1/19 ‡	620,000	155,000
Series ZZ 5.25% 7/1/24 ‡	140,000	35,350
		7,283,379
2    NQ- 339 [1123] 0124 (3318240)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 23.11%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	$ 842,250
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,528,447
Series A 4.00% 11/15/43	2,290,000	2,182,782
Series A 4.00% 11/15/50	6,015,000	5,532,657
(American Baptist)
7.625% 8/1/33	150,000	150,024
8.00% 8/1/43	1,000,000	990,070
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	1,940,715
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,362,237
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,885,000	1,843,078
Series A-1 4.00% 8/1/38	120,000	116,779
Series A-1 4.00% 8/1/44	300,000	271,959
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,373,574
Series A-2 5.00% 8/1/37	1,500,000	1,572,195
Series A-2 5.00% 8/1/39	5,000	5,185
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,107,375
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	1,011,220
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,892,604
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	744,160
(Intermountain Healthcare) Series A 5.00% 5/15/52	1,195,000	1,259,924
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,001,740
(National Jewish Health Project) 5.00% 1/1/27	300,000	300,000
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50	1,750,000	1,489,198
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,502,343
(SCL Health System) Series A 4.00% 1/1/37	4,470,000	4,518,008
NQ- 339 [1123] 0124 (3318240)    3

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	$ 620,316
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,026,940
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	688,329
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	897,290
Series A 4.00% 12/1/40	250,000	222,003
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	68,190
		46,061,592
Housing Revenue Bond — 1.27%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) 4.50% 7/1/41	2,500,000	2,538,100
		2,538,100
Industrial Development Revenue/Pollution ControlRevenue Bonds — 4.61%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	52,100,000	3,850,190
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	212,820
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,118,870
		9,181,880
Lease Revenue Bonds — 2.49%
Colorado Department of Transportation Revenue
5.00% 6/15/34	660,000	682,796
5.00% 6/15/36	1,055,000	1,087,568
4    NQ- 339 [1123] 0124 (3318240)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Colorado Higher Education Lease Purchase Financing Program
4.00% 9/1/41	1,000,000	$ 991,830
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	681,593
State of Colorado
4.00% 3/15/37	1,500,000	1,524,195
		4,967,982
Local General Obligation Bonds — 9.28%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/30	300,000	305,133
4.00% 12/1/46	1,370,000	1,348,792
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,164,623
Commerce City, Colorado Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,127,401
Denver City & County, Colorado School District No 1
Series A 5.00% 12/1/45	5,000,000	5,495,300
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,070,310
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,057,660
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,275,788
Verve Metropolitan District No. 1, Colorado
5.00% 12/1/51	2,000,000	1,507,900
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,056,490
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,093,480
		18,502,877
Pre-Refunded Bonds — 2.45%
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	1,333,319
NQ- 339 [1123] 0124 (3318240)    5

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	$ 2,038,060
Commerce City, Colorado Sales and Use Tax Revenue
5.00% 8/1/44-24 (AGM) §	1,500,000	1,516,035
		4,887,414
Special Tax Revenue Bonds — 20.30%
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	706,669
Series A 5.00% 11/1/31	1,495,000	1,575,969
Commonwealth of Puerto Rico
3.325% 11/1/43 •	4,266,912	2,224,128
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	1,306,663	525,932
Denver City & County, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	942,900
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,669,869
Fountain, Colorado Urban Renewal Authority Tax Increment Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,299,870
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	9,100,763	8,008,671
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,038,630
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	450,000	451,881
Plaza Metropolitan District No. 1, Colorado
144A 5.00% 12/1/40 #	1,265,000	1,194,261
Prairie Center Metropolitan District No. 3, Colorado
Series A 144A 5.00% 12/15/41 #	1,000,000	975,270
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.696% 7/1/46 ^	10,000,000	2,950,900
6    NQ- 339 [1123] 0124 (3318240)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 6.018% 7/1/51 ^	20,624,000	$ 4,486,957
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,772,231
Series A-1 5.00% 7/1/58	2,910,000	2,828,724
Series A-2 4.536% 7/1/53	3,000,000	2,741,640
Southlands Metropolitan District No. 1, Colorado
Series A-1 5.00% 12/1/37	500,000	488,730
Series A-1 5.00% 12/1/47	300,000	278,637
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	490,592
Series B 5.00% 12/1/36	810,000	819,258
		40,471,719
State General Obligation Bonds — 0.79%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	264,944
Series A-1 4.00% 7/1/41	1,127,839	976,630
Series A-1 4.00% 7/1/46	400,000	333,380
		1,574,954
Transportation Revenue Bonds — 11.19%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	3,250,000	3,234,205
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,142,760
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	1,100,000	1,105,940
Series A 4.00% 7/15/38	700,000	676,333
Series A 4.00% 7/15/39	1,500,000	1,436,580
Series A 4.00% 7/15/40	2,815,000	2,675,235
Series A 5.00% 7/15/32	1,045,000	1,118,422
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	680,869
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,179,100
Series A 4.00% 12/1/48 (AMT)	400,000	362,952
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,579,050
NQ- 339 [1123] 0124 (3318240)    7

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Denver City & County, Colorado Airport System Revenue
Series A 5.00% 11/15/47 (AMT)	1,000,000	$ 1,043,020
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,074,960
		22,309,426
Water & Sewer Revenue Bonds — 4.12%
Arapahoe County, Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,053,160
Douglas County, Colorado Centennial Water & Sanitation District
4.00% 12/1/38	500,000	503,730
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	575,000	588,697
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,626,025
Metro Wastewater Reclamation District, Colorado
Series A 3.00% 4/1/38	1,620,000	1,445,963
		8,217,575
Total Municipal Bonds (cost $205,419,349)		194,265,638
Number of shares
Short-Term Investments — 1.71%
Money Market Mutual Funds — 0.67%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.42%)	1,328,950	1,328,950
1,328,950
8    NQ- 339 [1123] 0124 (3318240)

(Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Note — 1.04%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2 3.20% 7/1/41 (LOC - TD Bank, N.A.)	2,075,000	$ 2,075,000
		2,075,000
Total Short-Term Investments (cost $3,403,950)		3,403,950
Total Value of Securities—99.15% (cost $208,823,299)		197,669,588

Receivables and Other Assets Net of Liabilities—0.85%		1,691,252
Net Assets Applicable to 19,802,291 Shares Outstanding—100.00%		$199,360,840
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $12,733,945, which represents 6.39% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
NQ- 339 [1123] 0124 (3318240)    9

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
10    NQ- 339 [1123] 0124 (3318240)